Activity Related to Group's Unrecognized Tax Benefits (Detail)	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Beginning Balance	47,579,967	44,451,522	$ 7,859,651
Increases related to current year tax positions		3,128,445
Ending Balance	47,579,967	47,579,967	$ 7,859,651